Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Assets
Due from related parties	$ 671	$ 245
Liabilities
Due to related parties	900	2,166
Oceanbulk Maritime S.A. and its affiliates
Assets
Due from related parties	667	241
Product Shipping & Trading S.A.
Assets
Due from related parties	4	4
Interchart Shipping Inc.
Liabilities
Due to related parties	6	6
Combine Marine Ltd.
Liabilities
Due to related parties	9	0
Management and Directors Fees
Liabilities
Due to related parties	314	462
Managed Vessels of Oceanbulk Shipping LLC
Liabilities
Due to related parties	7	9
Oceanbulk Sellers (Note 13)
Liabilities
Due to related parties	50	1,689
Maryville Maritime Inc.
Liabilities
Due to related parties	$ 514	$ 0